JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	88	11,959
Banks — 4.2%
Citizens Financial Group, Inc.	610	18,517
East West Bancorp, Inc.	100	5,535
Fifth Third Bancorp	793	21,123
First Citizens BancShares, Inc., Class A	19	18,517
Huntington Bancshares, Inc.	2,437	27,302
M&T Bank Corp.	240	28,675
Regions Financial Corp.	1,337	24,824
		144,493
Beverages — 1.2%
Constellation Brands, Inc., Class A	112	25,358
Keurig Dr Pepper, Inc.	394	13,896
		39,254
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. *	84	16,871
Exact Sciences Corp. *	212	14,350
Exelixis, Inc. *	530	10,284
Natera, Inc. *	210	11,625
Neurocrine Biosciences, Inc. *	110	11,165
Sarepta Therapeutics, Inc. *	51	7,083
Seagen, Inc. *	53	10,788
		82,166
Broadline Retail — 0.2%
Etsy, Inc. *	63	7,029
Building Products — 2.0%
Carlisle Cos., Inc.	70	15,841
Fortune Brands Innovations, Inc.	337	19,818
Trane Technologies plc	173	31,801
		67,460
Capital Markets — 6.4%
Ameriprise Financial, Inc.	116	35,467
Ares Management Corp.	199	16,581
FactSet Research Systems, Inc. (a)	34	14,043
LPL Financial Holdings, Inc.	85	17,101
Morningstar, Inc.	42	8,585
MSCI, Inc.	44	24,355
Northern Trust Corp.	165	14,576
Raymond James Financial, Inc.	244	22,731
S&P Global, Inc.	38	13,182
State Street Corp.	310	23,485
T. Rowe Price Group, Inc. (a)	124	14,049
Tradeweb Markets, Inc., Class A	190	15,037
		219,192

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 0.8%
Celanese Corp.	78	8,459
RPM International, Inc.	231	20,168
		28,627
Commercial Services & Supplies — 1.2%
Cintas Corp.	21	9,729
Copart, Inc. *	422	31,739
		41,468
Communications Equipment — 1.3%
Arista Networks, Inc. *	120	20,092
Motorola Solutions, Inc.	89	25,555
		45,647
Construction & Engineering — 1.6%
AECOM	128	10,789
Quanta Services, Inc.	201	33,502
Valmont Industries, Inc.	29	9,207
		53,498
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	66	23,352
Consumer Finance — 0.4%
Discover Financial Services	146	14,476
Consumer Staples Distribution & Retail — 0.9%
Kroger Co. (The)	295	14,559
US Foods Holding Corp. *	449	16,584
		31,143
Containers & Packaging — 1.5%
Ball Corp. (a)	201	11,076
Packaging Corp. of America	143	19,800
Silgan Holdings, Inc.	403	21,625
		52,501
Distributors — 1.4%
Genuine Parts Co.	91	15,182
LKQ Corp.	468	26,556
Pool Corp.	17	5,799
		47,537
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	122	9,402
Diversified REITs — 0.4%
WP Carey, Inc. (a)	182	14,119
Electric Utilities — 2.4%
Edison International	219	15,454

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Entergy Corp.	265	28,572
Xcel Energy, Inc.	537	36,240
		80,266
Electrical Equipment — 2.9%
Acuity Brands, Inc.	100	18,339
AMETEK, Inc.	292	42,451
Hubbell, Inc.	159	38,586
		99,376
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	274	22,375
CDW Corp.	129	25,191
Jabil, Inc.	330	29,069
Keysight Technologies, Inc. *	85	13,815
Teledyne Technologies, Inc. *	65	28,944
Zebra Technologies Corp., Class A *	41	13,131
		132,525
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom) *	740	10,095
Entertainment — 1.0%
Take-Two Interactive Software, Inc. *	277	33,017
Financial Services — 1.9%
FleetCor Technologies, Inc. *	84	17,670
Global Payments, Inc.	84	8,855
MGIC Investment Corp.	952	12,777
Remitly Global, Inc. *	588	9,969
Voya Financial, Inc. (a)	198	14,172
		63,443
Food Products — 0.4%
Post Holdings, Inc. *	140	12,570
Gas Utilities — 0.4%
National Fuel Gas Co.	241	13,915
Ground Transportation — 0.4%
Old Dominion Freight Line, Inc.	43	14,539
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc. *	37	12,225
Cooper Cos., Inc. (The)	39	14,437
Dexcom, Inc. *	256	29,769
Globus Medical, Inc., Class A *	168	9,494
Hologic, Inc. *	175	14,162
IDEXX Laboratories, Inc. *	26	13,154
Insulet Corp. *	68	21,761
Novocure Ltd. *	29	1,754
ResMed, Inc.	70	15,323

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Shockwave Medical, Inc. *	27	5,954
Zimmer Biomet Holdings, Inc.	192	24,746
		162,779
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc. *	174	12,567
Amedisys, Inc. *	99	7,265
AmerisourceBergen Corp.	205	32,855
Centene Corp. *	216	13,673
Henry Schein, Inc. *	360	29,346
Laboratory Corp. of America Holdings	83	19,146
McKesson Corp.	31	10,856
Quest Diagnostics, Inc.	113	15,911
Universal Health Services, Inc., Class B	91	11,608
		153,227
Health Care REITs — 0.2%
Ventas, Inc.	170	7,384
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. (a)	432	7,125
Hotels, Restaurants & Leisure — 3.2%
Aramark	271	9,682
Booking Holdings, Inc. *	3	8,414
Chipotle Mexican Grill, Inc. *	16	27,136
Darden Restaurants, Inc. (a)	97	15,120
Domino's Pizza, Inc.	17	5,723
Expedia Group, Inc. *	127	12,296
Hilton Worldwide Holdings, Inc.	184	25,878
Royal Caribbean Cruises Ltd. * (a)	83	5,441
		109,690
Household Durables — 1.3%
Garmin Ltd.	85	8,629
Helen of Troy Ltd. *	86	8,222
Mohawk Industries, Inc. *	121	12,105
Newell Brands, Inc.	1,125	13,993
		42,949
Household Products — 0.3%
Energizer Holdings, Inc.	300	10,412
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	152	9,041
Insurance — 3.9%
Arch Capital Group Ltd. *	352	23,913
Globe Life, Inc.	68	7,524
Hartford Financial Services Group, Inc. (The)	332	23,134
Loews Corp.	539	31,301
Progressive Corp. (The)	137	19,587

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
RenaissanceRe Holdings Ltd. (Bermuda)	60	11,947
WR Berkley Corp.	252	15,673
		133,079
Interactive Media & Services — 0.5%
IAC, Inc. *	327	16,849
IT Services — 1.1%
Globant SA *	12	2,029
GoDaddy, Inc., Class A *	210	16,287
MongoDB, Inc. *	81	18,969
		37,285
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc., Class A *	100	5,575
Agilent Technologies, Inc.	186	25,704
Maravai LifeSciences Holdings, Inc., Class A *	302	4,228
Mettler-Toledo International, Inc. *	12	18,955
West Pharmaceutical Services, Inc.	48	16,606
		71,068
Machinery — 5.6%
Dover Corp.	103	15,730
IDEX Corp.	81	18,758
Ingersoll Rand, Inc.	225	13,081
ITT, Inc.	437	37,681
Lincoln Electric Holdings, Inc.	138	23,388
Middleby Corp. (The) *	167	24,498
Snap-on, Inc. (a)	107	26,463
Timken Co. (The)	203	16,596
Toro Co. (The)	132	14,622
		190,817
Media — 1.8%
Liberty Broadband Corp., Class C *	237	19,350
Liberty Media Corp.-Liberty SiriusXM, Class C *	592	16,561
Trade Desk, Inc. (The), Class A *	400	24,399
		60,310
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	438	17,904
Multi-Utilities — 2.1%
CMS Energy Corp.	510	31,322
Sempra Energy	46	6,970
WEC Energy Group, Inc.	338	32,027
		70,319

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 0.4%
Boston Properties, Inc. (a)	159	8,600
JBG SMITH Properties (a)	288	4,331
		12,931
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp. * (a)	199	4,594
Cheniere Energy, Inc.	173	27,245
Coterra Energy, Inc.	589	14,452
Diamondback Energy, Inc. (a)	82	11,114
EOG Resources, Inc.	129	14,742
Williams Cos., Inc. (The)	762	22,753
		94,900
Passenger Airlines — 0.2%
Southwest Airlines Co.	254	8,275
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals plc *	188	27,449
Royalty Pharma plc, Class A	309	11,136
		38,585
Professional Services — 0.4%
Equifax, Inc.	71	14,310
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	217	15,824
Residential REITs — 1.6%
American Homes 4 Rent, Class A	481	15,112
AvalonBay Communities, Inc.	84	14,158
Essex Property Trust, Inc.	37	7,841
Mid-America Apartment Communities, Inc.	65	9,838
Sun Communities, Inc.	60	8,437
		55,386
Retail REITs — 1.3%
Brixmor Property Group, Inc.	536	11,531
Federal Realty Investment Trust	86	8,476
Kimco Realty Corp.	698	13,634
Regency Centers Corp.	147	8,998
		42,639
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc. *	87	8,556
Entegris, Inc.	149	12,241
Marvell Technology, Inc.	194	8,385
Monolithic Power Systems, Inc.	22	10,913
Rambus, Inc. *	114	5,833
SolarEdge Technologies, Inc. *	44	13,327

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	69	7,434
Wolfspeed, Inc. * (a)	91	5,893
		72,582
Software — 6.3%
Cadence Design Systems, Inc. *	147	30,991
Clear Secure, Inc., Class A (a)	150	3,919
Confluent, Inc., Class A *	448	10,794
Crowdstrike Holdings, Inc., Class A *	149	20,500
DocuSign, Inc. *	139	8,095
Five9, Inc. *	91	6,599
Gen Digital, Inc.	165	2,825
HashiCorp, Inc., Class A *	303	8,863
HubSpot, Inc. *	48	20,495
Palo Alto Networks, Inc. *	120	24,038
Procore Technologies, Inc. * (a)	179	11,241
Synopsys, Inc. *	87	33,476
Workday, Inc., Class A *	59	12,088
Zoom Video Communications, Inc., Class A *	180	13,257
Zscaler, Inc. *	61	7,183
		214,364
Specialized REITs — 1.1%
Rayonier, Inc.	543	18,071
Weyerhaeuser Co.	582	17,522
		35,593
Specialty Retail — 3.5%
AutoZone, Inc. *	19	46,506
Bath & Body Works, Inc.	339	12,400
Best Buy Co., Inc.	134	10,470
Burlington Stores, Inc. *	65	13,218
National Vision Holdings, Inc. *	162	3,056
Ross Stores, Inc.	124	13,127
Tractor Supply Co.	89	20,943
		119,720
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc. (a)	212	15,200
Lululemon Athletica, Inc. *	39	14,228
Ralph Lauren Corp. (a)	160	18,659
Tapestry, Inc.	483	20,833
		68,920
Trading Companies & Distributors — 0.3%
Air Lease Corp.	275	10,820
Total Common Stocks (Cost $2,608,993)		3,298,156

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.9%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $99,474)	99,460	99,490
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	71,874	71,888
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	30,776	30,776
Total Investment of Cash Collateral from Securities Loaned (Cost $102,672)		102,664
Total Short-Term Investments (Cost $202,146)		202,154
Total Investments — 102.8% (Cost $2,811,139)		3,500,310
Liabilities in Excess of Other Assets — (2.8)%		(96,236)
NET ASSETS — 100.0%		3,404,074

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $102,208.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,500,310	$—	$—	$3,500,310

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$96,464	$956,373	$953,339	$(10)	$2	$99,490	99,460	$2,640	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	7,972	363,000	299,100	24	(8)	71,888	71,874	1,170	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,531	189,480	160,235	—	—	30,776	30,776	168	—
Total	$105,967	$1,508,853	$1,412,674	$14	$(6)	$202,154		$3,978	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.